Unaudited Interim Condensed Consolidated Statement of Financial Position (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of financial position [abstract]
Ordinary shares, par value (in Dollars per share)	$ 0.003	$ 0.003
Ordinary shares, shares authorized	300,000,000	300,000,000
Ordinary shares, shares issued	54,879,075	21,201,842
Ordinary shares, shares outstanding	54,879,075	21,201,842